Property and Equipment	12 Months Ended
Dec. 31, 2017
Property, plant and equipment [abstract]
Property and Equipment
PROPERTY AND EQUIPMENT
The following table reconciles the change in TransGlobe's property and equipment assets:

	PNG	Other
(000s)	Assets	Assets	Total
Balance at December 31, 2015	$545,551	$13,957	$559,508
Acquisitions through business combination	59,475	—	59,475
Additions	6,618	615	7,233
Asset retirement obligations	12,099	—	12,099
Transfer from exploration and evaluation assets	2,150	—	2,150
Balance at December 31, 2016	625,893	14,572	640,465
Additions	20,301	953	21,254
Changes in estimate for asset retirement obligations	(236)	—	(236)
Transfer from exploration and evaluation assets	2,271	—	2,271
Foreign exchange	4,602	—	4,602
Balance at December 31, 2017	$652,831	$15,525	$668,356

Accumulated depletion, depreciation, amortization and impairment losses at December 31, 2015	$388,954	$8,990	$397,944
Depletion, depreciation and amortization for the year	26,912	1,337	28,249
Accumulated depletion, depreciation, amortization and impairment losses at December 31, 2016	415,866	10,327	426,193
Depletion, depreciation and amortization for the year	35,984	1,713	37,697
Balance at December 31, 2017	$451,850	$12,040	$463,890

Net Book Value
At December 31, 2016	$210,027	$4,245	$214,272
At December 31, 2017	$200,981	$3,485	$204,466

At December 31, 2017, the Company's market capitalization was less than its net asset value, which was identified as an indicator of impairment of all assets. In addition, the decreased natural gas benchmark prices as compared to December 31, 2016 was a potential indicator of impairment for the Canadian assets. As a result, the Company completed impairment tests on all of its CGU's in accordance with IAS 36 and determined that the carrying amounts of the CGUs did not exceed their fair value less costs of sale.

Neither a five percent increase in the discount rate nor a five percent decrease in the forward price estimates used in the impairment assessments would result in an impairment loss on the West Gharib, West Bakr, North West Gharib or Canada CGUs.